Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Sep. 01, 2012
(Columbia Small Cap Value Fund I - Class ABCIR) | Class A Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.35%	[2]
(Columbia Small Cap Value Fund I - Class ABCIR) | Class B Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	2.10%	[2]
(Columbia Small Cap Value Fund I - Class ABCIR) | Class C Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	2.10%	[2]
(Columbia Small Cap Value Fund I - Class ABCIR) | Class I Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	0.88%	[2]
(Columbia Small Cap Value Fund I - Class ABCIR) | Class R Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.27%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.60%	[2]
(Columbia Small Cap Value Fund I - Class Y) | Class Y Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	0.88%	[2]
(Columbia Small Cap Value Fund I - Class Z) | Class Z Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[1]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.10%	[2]

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.